Note 1 - Summary of Significant Accounting Policies (Details Textual)		12 Months Ended
	Jan. 12, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Number of Branches		14
Servicing Asset at Fair Value, Amount		$ 50,400,000	$ 39,900,000
Goodwill, Impairment Loss		$ 0	$ 0	$ 0
Core Deposits [Member]
Finite-Lived Intangible Asset, Useful Life		10 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life		3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life		20 years
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life		3 years
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life		40 years
Merger of Liberty Bank, N.A. into The Middlefield Banking Company [Member]
Business Combination, Merger Agreement, Cash Per Share of Reporting Entity Common Stock | $ / shares	$ 37.96
Business Combination, Merger Agreement, Ratio of Shares of Reporting Entity's Common Stock for Each Share of Acquired Entity's Common Stock | shares	1.1934
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	544,610
Business Combination, Consideration Transferred	$ 42,168,000
Goodwill, Impairment Loss		$ 0